Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Reversal of Impairment for Cash Generating Units (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 105,668,799	$ 89,191,280
Pemex Logistics
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	1,542,908	328,174
Pemex Logistics | Construction in progress
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	1,542,908	0
Pemex Logistics | Transport (white pipelines)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 0	$ 328,174